Unaudited Pro Forma Net Income (Loss) Per Share Attributable To Common Stockholders	12 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Unaudited Pro Forma Net Income (Loss) Per Share Attributable To Common Stockholders
19.	UNAUDITED PRO FORMA NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The Company has calculated unaudited pro forma basic net income (loss) per share to give effect to the impact of the common units as if the units had been converted to common stock as of the beginning of the period, or date of issuance, if later.

A reconciliation of the numerator and denominator used in the calculation of unaudited pro forma basic net income (loss) per common share is as follows:

(in thousands, except share and per share data)	Year Ended September 30, 2019
Numerator:
Net income (loss) attributable to common stockholders	$(20,196)
Net income (loss) attributable to common stockholders (pro forma)	$(20,196)

Denominator:
Pro forma weighted average shares outstanding—basic	113,336,929
Pro forma net income (loss) per common share—basic	$(0.18)